Segment Reporting Segment Reporting - Reconciliation of reportable to Consolidated Assets (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2016	Dec. 31, 2015
Segment Reporting, Asset Reconciling Item [Line Items]
Total assets for reportable segments	[1]	$ 4,681.9	$ 4,606.1
Reclassification of noncurrent deferred income tax liabilities to net noncurrent deferred income tax assets		(71.4)	(71.3)
Total assets	[1]	4,681.9	4,606.1
Inpatient Rehabilitation Hospital and Home Health and Hospice [Member]
Segment Reporting, Asset Reconciling Item [Line Items]
Total assets for reportable segments		4,753.3	4,677.4
Total assets		$ 4,753.3	$ 4,677.4

[1]	Our consolidated assets as of December 31, 2016 include total assets of variable interest entities of $262.3 million, which cannot be used by us to settle the obligations of other entities. Our consolidated liabilities as of December 31, 2016 include total liabilities of the variable interest entities of $50.3 million. See Note 3, Variable Interest Entities.